Financial instruments (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Credit risk [Member]
Disclosure of detailed information about financial instruments [line items]
Value added tax receivable due from the Government of Ghana	$ 10.8	$ 8.3
Interest rate risk [Member]
Disclosure of detailed information about financial instruments [line items]
Average interest rate earned on cash and cash equivalents	3.50%	4.60%
Net exposure to foreign currency	$ 1.1	$ 1.2
Foreign currency risk [Member]
Disclosure of detailed information about financial instruments [line items]
Net exposure to foreign currency	$ 0.7	$ 0.1